Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

Detailed information by segment for the years 2016, 2015 and 2014 is presented in the following tables.

Revenue	2016	2015	2014
HPMS	8,086	4,720	4,208
SP	1,220	1,241	1,275
Corporate and Other (1)	192	140	164

	9,498	6,101	5,647

Operating income (loss)	2016	2015	2014
HPMS	(302)	1,885	983
SP	268	264	120
Corporate and Other (1)	(116)	(134)	(54)

	(150)	2,015	1,049

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”. Corporate and Other includes revenue related to Manufacturing Operations, unallocated expenses not related to any specific business segment and corporate restructuring charges.

Goodwill Assigned to Segments
Goodwill assigned to segments	Cost at January 1, 2016	Acquisitions	Transfer to asset held for sale	Translation differences and other changes	Cost at December 31, 2016
HPMS	8,769	14	(6)	(49)	8,728
SP	373	—	(343)	2	32
Corporate and Other (1)	272	—	—	(3)	269

	9,414	14	(349)	(50)	9,029

See note 3 for further information regarding the acquisition of Freescale.

	Accumulated impairment at January 1, 2016	Translation differences and other changes	Accumulated impairment at December 31, 2016
HPMS	(154)	—	(154)
SP	(32)	—	(32)
Corporate and Other (1)	—	—	—
	(186)	—	(186)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Segment Report

Geographical Information

	Revenue (1)			Property, plant and equipment
	2016	2015	2014	2016	2015	2014
China	3,882	3,135	2,756	251	360	116
Netherlands	285	177	171	183	161	169
United States	906	415	396	922	1,115	5
Singapore	984	526	452	166	186	200
Germany	623	392	450	52	98	80
Japan	550	316	245	1	2	1
South Korea	369	268	287	—	1	1
Malaysia	231	41	47	378	473	79
Other countries	1,668	831	843	399	526	472

	9,498	6,101	5,647	2,352	2,922	1,123

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).